Equity (Details) - $ / shares				6 Months Ended	12 Months Ended
	Aug. 18, 2023	Aug. 14, 2023	Jun. 01, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023	Mar. 22, 2023	Nov. 01, 2022	Aug. 02, 2022
Equity (Details) [Line Items]
Reverse split ordinary shares	75,000,000
Ordinary shares no par value (in Dollars per share)	$ 0
Shares issued		25,000		282,782	261,494		7,134	13,858	1,423	923
Exercise price (in Dollars per share)				$ 68.38	$ 68.38
Date of issuance				5 years
Ordinary shares issued					3,846
Warrants and exercise					123,504
Pre-funded warrants		25,000			3,846	4,544
Ordinary shares issued					123,504
Series A Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares issued						4,929
Warrants and exercise						385
June 2022 Warrants [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)			$ 68.38
Date of issuance			7 years
March2021FinancingRound [Member]
Equity (Details) [Line Items]
Description of private offering				the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 44,331 units, as follows: (a) 35,242 units at a price of $183,82 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 9,089 pre-funded units at a price of $183.794 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.
June 2022 Financing Round [Member]
Equity (Details) [Line Items]
Description of private offering				the Company completed the June 2022 Private Placement with an investor for gross proceeds of $10,210, providing for the issuance of an aggregate of 136,388 units and pre-funded units, as follows: (a) 12,884 units at a price of $74.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 123,504 pre-funded units at a price of $73.294 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.
Series A Warrants [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)				$ 183,820
Series B Warrants [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)				$ 275,600